                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2006
                                               --------------------------------

Check here if Amendment      [    ];  Amendment Number:
         This Amendment (Check only one.):                  [    ]  is a restatement.
                                                            [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Menno Insurance Service d/b/a MMA Capital Management
                             ----------------------------------------------------
Address:                     1110 North Main Street
                             ----------------------------------------------------
                             Goshen
                             ----------------------------------------------------
                             Indiana 46528
                             ----------------------------------------------------

13F File Number:             28-6988
                             ----------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Larry D. Miller
                             ----------------------------------------------------
Title:                       President
                             ----------------------------------------------------
Phone:                       574/533-9511
                             ----------------------------------------------------

Signature, Place, and Date of Signing:

      /s/  Larry D. Miller             Goshen, IN             January 31, 2007
      --------------------         ------------------       -------------------
           [Signature]               [City, State]                 Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 -0-
                                              -------------------
Form 13F Information Table Entry Total:            $42,325,345.00
                                              -------------------
Form 13F Information Table Value Total:            $62,479,378.00
                                              -------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.             13F File Number                Name

                        28 -
           ---------         ----------------          ------------------------

          [Repeat as necessary.]

MENNO INSURANCE SERVICE

                               Title of
Issuer                         Class        Cusip              Market Value    Shares Investment Discretion     Voting Authority
-----------------------------------------------------------------------------------------------------------------------------

AT&T Inc                       Common       00206R102           2,408,978      67,384  Sole                     Sole 67,384

Abbott Laboratories            Common       002824100             812,970      16,690  Sole                     Sole 16,690

Allstate Corp                  Common       020002101             452,514       6,950  Sole                     Sole  6,950

Alltel Corp                    Common       020039103             254,016       4,200  Sole                     Sole  4,200

American International Group   Common       026874107           1,954,885      27,280  Sole                     Sole 27,280

Anadarko Petroleum Corp        Common       032511107             228,045       5,240  Sole                     Sole  5,240

Apache Corp                    Common       037411105             236,111       3,550  Sole                     Sole  3,550

BB&T Corp                      Common       054937107             275,880       6,280  Sole                     Sole  6,280

Bank of America Corp           Common       060505104           2,604,898      48,790  Sole                     Sole 48,790

Bank of New York Co Inc        Common       064057102             331,495       8,420  Sole                     Sole  8,420

Baxter International Inc       Common       071813109             322,874       6,960  Sole                     Sole  6,960

Bear Stearns Co                Common       073902108             260,448       1,600  Sole                     Sole  1,600

Bristol-Myers Squibb Co        Common       110122108             566,670      21,530  Sole                     Sole 21,530

CBS Corporation                Common       124857202             239,151       7,670  Sole                     Sole  7,670

Capital One Financial Corp     Common       14040H105             441,869       5,752  Sole                     Sole  5,752

Carnival Corporation           Common       143658300             324,220       6,610  Sole                     Sole  6,610

Chubb Corp                     Common       171232101             239,682       4,530  Sole                     Sole  4,530

Citigroup Inc                  Common       172967101           2,788,342      50,060  Sole                     Sole 50,060

Coca Cola Company              Common       191216100           1,180,195      24,460  Sole                     Sole 24,460

ConocoPhillips                 Common       20825C104           1,292,942      17,970  Sole                     Sole 17,970

Countrywide Financial Co       Common       222372104             305,640       7,200  Sole                     Sole  7,200

Deere & Co                     Common       244199105             218,661       2,300  Sole                     Sole  2,300

Devon Energy Corp              Common       25179M103             313,934       4,680  Sole                     Sole  4,680

Emerson Electric Co            Common       291011104             375,647       8,520  Sole                     Sole  8,520

FPL Group Inc                  Common       302571104             249,244       4,580  Sole                     Sole  4,580

Federal Home Loan Mortgage     Common       313400301             501,781       7,390  Sole                     Sole  7,390

Federal National Mortgage
Assn                           Common       313586109             638,443      10,750  Sole                     Sole 10,750

Fifth Third Bancorp            Common       316773100             278,324       6,800  Sole                     Sole  6,800




Tuesday, January 30, 2007                                            Page 1 of 3

                               Title of
Issuer                         Class        Cusip              Market Value    Shares Investment Discretion     Voting Authority
-----------------------------------------------------------------------------------------------------------------------------

Ford Motor Co                  Common       345370860             153,805      20,480  Sole                     Sole 20,480

General Mills Inc              Common       370334104             201,600       3,500  Sole                     Sole  3,500

Hartford Financial Svcs Group  Common       416515104             292,060       3,130  Sole                     Sole  3,130

Hewlett Packard Co             Common       428236103           1,173,503      28,490  Sole                     Sole 28,490

IBM Corp                       Common       459200101           1,465,994      15,090  Sole                     Sole 15,090

JPMorgan Chase & Co            Common       46625H100           1,770,195      36,650  Sole                     Sole 36,650

Kimberly-Clark Corp            Common       494368103             292,864       4,310  Sole                     Sole  4,310

Lehman Brothers Holdings       Common       524908100             461,689       5,910  Sole                     Sole  5,910

Eli Lilly & Co                 Common       532457108             609,049      11,690  Sole                     Sole 11,690

Lincoln National Corp          Common       534187109             202,852       3,055  Sole                     Sole  3,055

McDonalds Corp                 Common       580135101             545,702      12,310  Sole                     Sole 12,310

Merck & Co Inc                 Common       589331107           1,030,268      23,630  Sole                     Sole 23,630

Merrill Lynch Co               Common       590188108             893,760       9,600  Sole                     Sole  9,600

MetLife Inc                    Common       59156R108             453,787       7,690  Sole                     Sole  7,690

Morgan Stanley Dean Witter     Common       617446448             947,845      11,640  Sole                     Sole 11,640

National City Corp             Common       635405103             280,415       7,670  Sole                     Sole  7,670

Norfolk Southern Corp          Common       655844108             227,814       4,530  Sole                     Sole  4,530

PNC Financial Services Group   Common       693475105             239,149       3,230  Sole                     Sole  3,230

Pitney Bowes Inc               Common       724479100             272,059       5,890  Sole                     Sole  5,890

Prudential Financial Inc       Common       744320102             432,734       5,040  Sole                     Sole  5,040

Regions Financial Corp         Common       7591EP100             379,423      10,145  Sole                     Sole 10,145

St Paul Travelers Cos Inc      Common       792860108             394,085       7,340  Sole                     Sole  7,340

Simon Property Group Inc       Common       828806109             248,160       2,450  Sole                     Sole  2,450

Sprint Nextel Corp             Common       852061100             588,235      31,140  Sole                     Sole 31,140

Sun Microsystems Inc           Common       866810104              81,192      14,980  Sole                     Sole 14,980

Suntrust Banks                 Common       867914103             317,532       3,760  Sole                     Sole  3,760

Time Warner Inc                Common       887317105             849,638      39,010  Sole                     Sole 39,010

Tyco International Ltd         Common       902124106             591,584      19,460  Sole                     Sole 19,460

U.S. Bancorp                   Common       902973304             714,029      19,730  Sole                     Sole 19,730

Valero Energy Corp             Common       91913Y100             337,656       6,600  Sole                     Sole  6,600



Tuesday, January 30, 2007                                            Page 2 of 3

                               Title of
Issuer                         Class        Cusip              Market Value    Shares Investment Discretion     Voting Authority
-----------------------------------------------------------------------------------------------------------------------------

Verisign Incorporated          Common       92343E102             229,196       9,530  Sole                     Sole  9,530

Verizon Communications Inc     Common       92343V104           1,139,916      3,0610  Sole                     Sole 3,0610

Vornado Realty Trust           Common       929042109             200,475       1,650  Sole                     Sole  1,650

Wachovia Corp                  Common       929903102           1,272,832      22,350  Sole                     Sole 22,350

Washington Mutual Inc          Common       939322103             463,998      10,200  Sole                     Sole 10,200

Wells Fargo & Company          Common       949746101           1,291,539      36,320  Sole                     Sole 36,320

Wyeth                          Common       983024100             732,739      14,390  Sole                     Sole 14,390

Xerox Corp                     Common       984121103             227,638      13,430  Sole                     Sole 13,430

Ace Ltd                        Common       G0070K103             220,475       3,640  Sole                     Sole  3,640

Aggregate Total                                                62,479,378   1,446,004






Tuesday, January 30, 2007                                            Page 3 of 3

FMV OF ALL LISTED SECURITIES

SumOfFair Market Value
----------------------
              42325345





Tuesday, January 30, 2007                                            Page 1 of 1